AOMT II, LLC ABS 15-G

Exhibit 99.28

TPR Firm:		Report Date:	XXX
Client Name:	XXX	Report:	Exception Report
Deal Name:	XXX	Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	2026020096	XXX	C	B	C	B	A	A	A	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-XXX Date of XXX exceeds XXX days from the exception approval requirement date of XXX rendering exception invalid. Additionally, loan amount on exception approval is incorrect at XXX. Updated internal exception waiver form to be provided, along with updated investor approval. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received duplicate exception waiver form already included in loan file. Still missing copy of fully executed exception approval. Exception provided is expired and loan terms on exception do not match the closed loan terms. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received duplicate exception waiver form already included in loan file which is insufficient to clear condition. Still missing copy of fully executed exception approval. Exception provided is expired and loan terms on exception do not match the closed loan terms. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Audited LTV of XXX% exceeds Guideline LTV of XXX% Subject property in rural location. Calculated LTV of XXX% exceeds guideline maximum of XXX% for XXX. Missing copy of fully executed exception approval. Exception provided is expired and loan terms on exception do not match the closed loan terms. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-XXX	Residual Income greater than minimum required - XXX residual income is greater than minimum residual income required per guidelines XXX
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of XXX%	1) XXX FICO is greater than XXX minimum 2) XXX% DTI is less than XXX% maximum 3) XXX months of reserves are greater than XXX month minimum	XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	Originator Post-Close	Yes
XXX	2026020096	XXX	C	B	C	B	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received property reports on noted properties. Property obligations added to DTI. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received property reports on noted properties. Property obligations added to DTI. - Due Diligence Vendor-XXX	Residual Income greater than minimum required - XXX residual income is greater than minimum residual income required per guidelines XXX
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of XXX%	Fraud reports reflets borrower has XXX undisclosed properties. The alert was cleared without an explanation or documentation to support the exclusion. Missing documentation to support exclusion of the XXX noted properties Subject to re-calculation of debt ratio upon receipt.	XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020384	XXX	D	A	D	A	C	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received supporting documentation. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received XXX. Still missing evidence of XXX  (if any) for property located at XXX - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing verification of insurance, and/or XXX fees for non-subject property Located at "XXX" - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received supporting documentation. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020384	XXX	D	A	D	A	C	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Mavent	Prepayment: Penalty	Resolved-Received Post Consummation Closing Disclosure Issued XXX that does not reflect a Prepayment Penalty. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-There is a prepayment discrepancy: the Note and Deed of Trust indicate no prepayment penalty, while the Final CD and PCCD show “Yes” for a prepayment penalty, and the Prepayment Penalty Addendum to the Note Disclosure is missing. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received Post Consummation Closing Disclosure Issued XXX that does not reflect a Prepayment Penalty. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020448	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Lender XXX received. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing unexpired lease agreement for subject property XXX per guidelines. Documentation submitted is an expired lease which does not convert to month to month. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Lender XXX received. - Due Diligence Vendor-XXX	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020112	XXX	D	A	C	A	D	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Audited DTI of XXX% is less than or equal to Guideline DTI of XXX% - Due Diligence Vendor-XXX
Resolved-Received supporting documentation reflecting percentage of ownership. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX THE BORROWER HAS OWNERSHIP OF XXX% BASED ON THE CPA LETTER. - Seller-XXX
Counter-Qualifying income updated However, Missing ownership percentage from XXX letter for XXX. Unable to determine borrower's ownership percentage. Subject to recalculation of debt ratio upon receipt. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. UNDERWRITER RESPONSE - Loan was XXX with bank statement and calculation for XXX which we did not use which gives the borrower an additional income of XXX per mo thus reducing the DTI.  For some reason our system did not calculate the correct payments due to XXX. Please see XXX, letter, bank statement calculation, 1003 and 1008.  Please note all the documents attached were already in the file and none of the documents were recently obtained.  I have printed a new 1003 and 1008 including the XXX income source.  - Seller-XXX
Open-Audited DTI of XXX% exceeds Guideline DTI of XXX% Re-calculated debt ratio of XXX% based on XXX payment over fully amortized term per guideline requirement for interest only loans. Note shows XXX year fixed rate term with XXX year interest only feature resulting in qualifying payment of XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX BORROWER HAS OWNERSHIP OF XXX% BASED ON THE CPA LETTER. - Seller-XXX
 Ready for Review-Document Uploaded. UNDERWRITER RESPONSE - Loan was shipped with bank statement and calculation for XXX  which we did not use which gives the borrower an additional income of XXX per mo thus reducing the DTI.  For some reason our system did not calculate the correct payments due to XXX. Please see XXX, letter, bank statement calculation, 1003 and 1008.  Please note all the documents attached were already in the file and none of the documents were recently obtained.  I have printed a new 1003 and 1008 including the secondary income source.  - Seller-XXX
Resolved-Audited DTI of XXX% is less than or equal to Guideline DTI of XXX% - Due Diligence Vendor-XXX
 Resolved-Received supporting documentation reflecting percentage of ownership. - Due Diligence Vendor-XXX
LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020112	XXX	D	A	C	A	D	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Income/Employment	Income XXX Income Trend is Decreasing	Resolved-Received borrower XXX regarding declining income. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Income XXX Income Trend is Decreasing Income from XXX is declining. Missing an explanation from the borrower or their XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received borrower XXX regarding declining income. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020112	XXX	D	A	C	A	D	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received supporting documentation of XXX as reflected on the XXX . - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received mortgage payoff statements only. Still missing XXX  statement to support payoff of XXX reflected on the Closing Disclosure (item #XXX (XXX original tax lien of XXX). - Due Diligence Vendor-XXX
Counter-Received duplicate payoff statements already included in loan file which are insufficient to clear condition. Still missing copy of payoff statement to support payoff of XXX reflected on the Closing Disclosure is sufficient to payoff title item #XXX (XXX  of XXX). - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Property Title Issue Missing copy of payoff statement to support payoff of XXX reflected on the Closing Disclosure is sufficient to payoff title item #XXX (XXX of XXX). The serial number and recording information on XXX does not match the XXX payoff statement. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received supporting documentation of XXX payoff as reflected on the Final Closing Disclosure. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020112	XXX	D	A	C	A	D	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	Property/Appraisal General	Resolved-Received updated XXX reflecting corrected mailing address. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing Letter of Explanation regarding why the mailing address on the subject property XXX shows XXX (borrower's investment property per XXX). The XXX shows borrower residing in subject property for XXX years as primary residence. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received updated XXX reflecting corrected mailing address. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020112	XXX	D	A	C	A	D	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-Received revised XXX reflecting Demographic Information. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-The Final 1003 is Incomplete XXX Information of borrower is not provided. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received revised XXX reflecting XXX. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020139	XXX	D	A	D	A	A	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-The provided income calculation worksheet and breakdown is sufficient to clear condition. - Due Diligence Vendor-XXX
Counter-Cash flow analysis received for borrowers' self-employment income from XXX. However still missing calculation worksheets from other income sources used to qualify as reflected on the 1003 (non-employment income XXX). Subject to recalculation of income upon receipt.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing lenders income calculation worksheet for all income sources used to qualify. Subject to re-Calculation of income. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-The provided income calculation worksheet and breakdown is sufficient to clear condition. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%.
Residual Income greater than minimum required - XXXresidual income is greater than minimum residual income required per guidelines XXX0.
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020139	XXX	D	A	D	A	A	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	Property/Appraisal General	Resolved-Received appraisal transfer letter. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Missing a transfer letter from XXX to XXX., - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received appraisal transfer letter. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%.
Residual Income greater than minimum required - XXXresidual income is greater than minimum residual income required per guidelines XXX.
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020202	XXX	D	A	D	A	A	A	D	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Missing HOA/XXX Certification	Resolved-Primary residence XXX statement received. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing XXX billing statement for XXX, XXX as he letter of explanation in the loan file on page XXX state they have XXX dues on said property. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Primary residence XXX statement received. - Due Diligence Vendor-XXX	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
																										Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of XXX%		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020202	XXX	D	A	D	A	A	A	D	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Resolved-Supporting XXX documentation received. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Audited DTI of XXX% exceeds lenders DTI of XXX% due to lender not using the XXX dues listed on the fraud report for borrower's primary home. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Supporting XXX documentation received. - Due Diligence Vendor-XXX	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
																										Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of XXX%		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020487	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Received XXX reflecting sufficient title coverage. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Title Document is Incomplete Missing revised XXX Supplemental Report reflecting correct Mortgagee for loan amount coverage. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received XXX reflecting sufficient title coverage. - Due Diligence Vendor-XXX	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020487	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 XXX Credit Report is Missing	Resolved-Received borrower XXX for new inquiry-no new debt opened. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Lender commentary received, however insufficient to clear condition as new debt typically is delayed in reporting by a minimum of XXX days. Stil missing borrower explanation for inquiry with XXX on XXX. - Due Diligence Vendor-XXX
Ready for Review-POST-CLOSING RESPONSE - AS PER THE UDM THERE IS NO OPENED ACCOUNT. PLEASE KINDLY CLARIFY WHY DO WE HAVE TO PROVIDE THE CREDIT INQUIRY LETTER? - Seller-XXX
Counter-Received XXX report, however missing borrower explanation for inquiry with XXX on XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Borrower 2 XXX Credit Report is Missing Missing XXX Credit Report/XXX Report dated within XXX days of Note date, per guidelines. Subject to recalculation of DTI. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX
 Ready for Review-POST-CLOSING RESPONSE - AS PER THE XXX THERE IS NO OPENED ACCOUNT. PLEASE KINDLY CLARIFY WHY DO WE HAVE TO PROVIDE THE CREDIT INQUIRY LETTER? - Seller-XXX
 Ready for Review-Document Uploaded.  - Seller-XXX
Resolved-Received borrower XXX for new inquiry-no new debt opened. - Due Diligence Vendor-XXX	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026020487	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 XXX Credit Report is Missing	Resolved-Received borrower XXX for new inquiry-no new debt opened. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Lender commentary received, however insufficient to clear condition as new debt typically is delayed in reporting by a minimum of XXX days. Stil missing borrower explanation for inquiry with XXX on XXX. - Due Diligence Vendor-XXX
Ready for Review-POST-CLOSING RESPONSE - AS PER THE UDM THERE IS NO OPENED ACCOUNT. PLEASE KINDLY CLARIFY WHY DO WE HAVE TO PROVIDE THE CREDIT INQUIRY LETTER? - Seller-XXX
Counter-Received XXX report, however missing borrower explanation for inquiry with XXX on XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Borrower 1 XXX Credit Report is Missing Missing XXX Credit Report/XXX Report dated within XXX days of Note date, per guidelines. Subject to recalculation of DTI. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX
 Ready for Review-POST-CLOSING RESPONSE - AS PER THE XXX THERE IS NO XXX. PLEASE KINDLY CLARIFY WHY DO WE HAVE TO PROVIDE THE CREDIT INQUIRY LETTER? - Seller-XXX
 Ready for Review-Document Uploaded.  - Seller-XXX
Resolved-Received borrower XXX for new inquiry-no new debt opened. - Due Diligence Vendor-XXX	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A